FIRST AMERICAN INVESTMENT FUNDS, INC.
Supplement dated February 1, 2010
to the Statement of Additional Information (“SAI”) dated October 28, 2009
Effective at the close of business on January 29, 2010, the reorganizations of Arizona Tax Free Fund into Tax Free Fund and U.S. Government Mortgage Fund into Intermediate Government Bond Fund are complete. Any references to Arizona Tax Free Fund and U.S. Government Mortgage Fund in this SAI are deleted.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
BOND-SAI-STK